Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Individually significant subsidiaries of UBS Group AG as of 31 December 2020
Company	Registered office		Share capital in million		Equity interest accumulated in %
UBS AG	Zurich and Basel, Switzerland		CHF	385.8	100.0
UBS Business Solutions AG1	Zurich, Switzerland		CHF	1.0	100.0
1 UBS Business Solutions AG holds subsidiaries in Poland, China and India.

Individually significant subsidiaries of UBS AG as of 31 December 2020[1]
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Group Functions	USD	3,150.0[2]	100.0
UBS Americas Inc.	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Global Wealth Management	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Global Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[3]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Includes direct and indirect subsidiaries of UBS AG. 2 Consists of common share capital of USD 1,000 and non-voting preferred share capital of USD 3,150,000,000. 3 Consists of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

UBS AG Subsidiaries
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries of UBS AG as of 31 December 2020
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	254.0	100.0
UBS Asset Management Life Ltd	London, United Kingdom	Asset Management	GBP	15.0	100.0
UBS Asset Management Switzerland AG	Zurich, Switzerland	Asset Management	CHF	0.5	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS (France) S.A.	Paris, France	Global Wealth Management	EUR	133.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Global Wealth Management	EUR	49.2	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities Hong Kong Limited	Hong Kong, Hong Kong	Investment Bank	HKD	3,154.2	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
1 Includes a nominal amount relating to redeemable preference shares.

UBS AG
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Individually significant subsidiaries of UBS Group AG as of 31 December 2020
Company	Registered office		Share capital in million		Equity interest accumulated in %
UBS AG	Zurich and Basel, Switzerland		CHF	385.8	100.0
UBS Business Solutions AG1	Zurich, Switzerland		CHF	1.0	100.0
1 UBS Business Solutions AG holds subsidiaries in Poland, China and India.

Individually significant subsidiaries of UBS AG as of 31 December 2020[1]
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Americas Holding LLC	Wilmington, Delaware, USA	Group Functions	USD	3,150.0[2]	100.0
UBS Americas Inc.	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Asset Management AG	Zurich, Switzerland	Asset Management	CHF	43.2	100.0
UBS Bank USA	Salt Lake City, Utah, USA	Global Wealth Management	USD	0.0	100.0
UBS Europe SE	Frankfurt, Germany	Global Wealth Management	EUR	446.0	100.0
UBS Financial Services Inc.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS Securities LLC	Wilmington, Delaware, USA	Investment Bank	USD	1,283.1[3]	100.0
UBS Switzerland AG	Zurich, Switzerland	Personal & Corporate Banking	CHF	10.0	100.0
1 Includes direct and indirect subsidiaries of UBS AG. 2 Consists of common share capital of USD 1,000 and non-voting preferred share capital of USD 3,150,000,000. 3 Consists of common share capital of USD 100,000 and non-voting preferred share capital of USD 1,283,000,000.

UBS AG | UBS AG Subsidiaries
Disclosure Interests In Subsidiaries [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory
Other subsidiaries of UBS AG as of 31 December 2020
Company	Registered office	Primary business	Share capital in million		Equity interest accumulated in %
UBS Asset Management (Americas) Inc.	Wilmington, Delaware, USA	Asset Management	USD	0.0	100.0
UBS Asset Management (Hong Kong) Limited	Hong Kong, Hong Kong	Asset Management	HKD	254.0	100.0
UBS Asset Management Life Ltd	London, United Kingdom	Asset Management	GBP	15.0	100.0
UBS Asset Management Switzerland AG	Zurich, Switzerland	Asset Management	CHF	0.5	100.0
UBS Asset Management (UK) Ltd	London, United Kingdom	Asset Management	GBP	125.0	100.0
UBS Business Solutions US LLC	Wilmington, Delaware, USA	Group Functions	USD	0.0	100.0
UBS Credit Corp.	Wilmington, Delaware, USA	Global Wealth Management	USD	0.0	100.0
UBS (France) S.A.	Paris, France	Global Wealth Management	EUR	133.0	100.0
UBS Fund Management (Luxembourg) S.A.	Luxembourg, Luxembourg	Asset Management	EUR	13.0	100.0
UBS Fund Management (Switzerland) AG	Basel, Switzerland	Asset Management	CHF	1.0	100.0
UBS (Monaco) S.A.	Monte Carlo, Monaco	Global Wealth Management	EUR	49.2	100.0
UBS Realty Investors LLC	Boston, Massachusetts, USA	Asset Management	USD	9.0	100.0
UBS Securities Australia Ltd	Sydney, Australia	Investment Bank	AUD	0.3[1]	100.0
UBS Securities Hong Kong Limited	Hong Kong, Hong Kong	Investment Bank	HKD	3,154.2	100.0
UBS Securities Japan Co., Ltd.	Tokyo, Japan	Investment Bank	JPY	32,100.0	100.0
UBS Securities Pte. Ltd.	Singapore, Singapore	Investment Bank	SGD	420.4	100.0
1 Includes a nominal amount relating to redeemable preference shares.